UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004.

Check here if Amendment [X]; Amendment Number:   2
This Amendment (Check only one):   [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Stichting Pensioen Fonds ABP

   Address:   Oude Lindestraat 70
              Postbus 6401
              DL Heerlen
              The Netherlands

   Form 13F File Number:   28-04817

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Leo Palmen
   Title:   Chief Legal and Tax Counsel
   Phone:   917-368-3519

Signature, Place and Date of Signing:


   /s/ Leo Palmen             New York, NY             March 2, 2005

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Stichting Pensioen Fonds ABP
28-04817

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            1
   Form 13F Information Table Value Total:     $211,086 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

Stichting Pensioen Fonds ABP
28-04817

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------

CATELLUS DEV CORP NEW          COM              149113102   211086  6898221 SH       SOLE                6898221
